Note 11 - Income Tax - Reconciliation of Income Tax Expense (Benefit) and Profit (Loss) (Details) (Parentheticals) Pure in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Applicable tax rate	0.00%	0.00%	0.00%